CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2021	$ 207	$ 770,676	$ (71,455)	$ 1,388,595	$ 2,088,023
Balance (in shares) at Dec. 31, 2021	20,717
Increase (Decrease) in Stockholders' Equity
Net income				331,465	331,465
Dividends				(15,537)	(15,537)
Stock compensation		124			124
Net movement in other comprehensive income			893		893
Balance at Mar. 31, 2022	$ 207	770,800	(70,562)	1,704,523	2,404,968
Balance (in shares) at Mar. 31, 2022	20,717
Balance at Dec. 31, 2021	$ 207	770,676	(71,455)	1,388,595	2,088,023
Balance (in shares) at Dec. 31, 2021	20,717
Increase (Decrease) in Stockholders' Equity
Net income					339,689
Net movement in other comprehensive income					1,796
Balance at Jun. 30, 2022	$ 205	759,723	(69,659)	1,697,209	2,387,478
Balance (in shares) at Jun. 30, 2022	20,539
Balance at Dec. 31, 2021	$ 207	770,676	(71,455)	1,388,595	2,088,023
Balance (in shares) at Dec. 31, 2021	20,717
Increase (Decrease) in Stockholders' Equity
Repurchase of common stock					$ (28,600)
Repurchase of common stock (in shares)					(466,955)
Balance at Dec. 31, 2022	$ 203	748,109	(74,209)	1,886,311	$ 2,560,414
Balance (in shares) at Dec. 31, 2022	20,350
Balance at Mar. 31, 2022	$ 207	770,800	(70,562)	1,704,523	2,404,968
Balance (in shares) at Mar. 31, 2022	20,717
Increase (Decrease) in Stockholders' Equity
Net income				8,224	8,224
Dividends				(15,538)	(15,538)
Stock compensation		124			124
Repurchase of common stock	$ (2)	(11,206)			(11,208)
Repurchase of common stock (in shares)	(178)
Net movement in other comprehensive income			903		903
Issuance of common stock		5			5
Balance at Jun. 30, 2022	$ 205	759,723	(69,659)	1,697,209	2,387,478
Balance (in shares) at Jun. 30, 2022	20,539
Balance at Dec. 31, 2022	$ 203	748,109	(74,209)	1,886,311	2,560,414
Balance (in shares) at Dec. 31, 2022	20,350
Increase (Decrease) in Stockholders' Equity
Net income				146,201	146,201
Dividends				(15,262)	(15,262)
Repurchase of common stock		(2,196)			(2,196)
Repurchase of common stock (in shares)	(41)
Net movement in other comprehensive income			1,079		1,079
Issuance of common stock		1			1
Balance at Mar. 31, 2023	$ 203	745,914	(73,130)	2,017,250	2,690,237
Balance (in shares) at Mar. 31, 2023	20,309
Balance at Dec. 31, 2022	$ 203	748,109	(74,209)	1,886,311	2,560,414
Balance (in shares) at Dec. 31, 2022	20,350
Increase (Decrease) in Stockholders' Equity
Net income					293,222
Repurchase of common stock					$ (36,000)
Repurchase of common stock (in shares)					(597,697)
Net movement in other comprehensive income					$ 2,168
Balance at Jun. 30, 2023	$ 197	712,154	(72,041)	2,149,172	2,789,482
Balance (in shares) at Jun. 30, 2023	19,752
Balance at Mar. 31, 2023	$ 203	745,914	(73,130)	2,017,250	2,690,237
Balance (in shares) at Mar. 31, 2023	20,309
Increase (Decrease) in Stockholders' Equity
Net income				147,021	147,021
Dividends				(15,099)	(15,099)
Repurchase of common stock	$ (6)	(33,760)			(33,766)
Repurchase of common stock (in shares)	(557)
Net movement in other comprehensive income			1,089		1,089
Balance at Jun. 30, 2023	$ 197	$ 712,154	$ (72,041)	$ 2,149,172	$ 2,789,482
Balance (in shares) at Jun. 30, 2023	19,752